Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Commitments Due Within Next Five Years
As at December 31, 2014 Ardmore has the following commitments due within the next five years:

	2015	2016	2017-2020
Vessels under construction	216,409,410	—	—
Loan commitment fees	1,071,969	—	—
Office space	137,607	42,336	—
	217,618,986	42,336	—